Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and cash equivalents	$ 781,843	$ 203,563
Available-for-sale securities	3,049,442	2,360,948
Held-to-maturity securities	1,548,265	1,654,666
Loans receivable, net	8,148,322	7,528,030
Covered loans, net	176,476	295,947
Interest receivable	52,037	49,218
Premises and equipment, net	257,543	206,172
Real estate held for sale	55,072	72,925
Real estate held for investment	4,808	9,392
Covered real estate held for sale	24,082	30,980
FDIC indemnification asset	36,860	64,615
FHLB & FRB stock	158,839	173,009
Intangible assets, including goodwill of $291,503 and $260,277	302,909	264,318
Federal and state income taxes, net	16,515	44,000
Other assets	143,028	125,076
Total assets	14,756,041	13,082,859
Customer accounts
Time deposit accounts	5,490,687	3,540,842
Time deposit accounts	5,226,241	5,549,429
Customer accounts	10,716,928	9,090,271
FHLB advances	1,930,000	1,930,000
Advance payments by borrowers for taxes and insurance	29,004	42,443
Accrued expenses and other liabilities	106,826	82,510
Total liabilities	12,782,758	11,145,224
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 133,322,909 and 132,572,475 shares issued; 98,404,705 and 102,484,671 shares outstanding	133,323	132,573
Paid-in capital	1,638,211	1,625,051
Accumulated other comprehensive income, net of taxes	20,708	6,378
Treasury stock, at cost; 34,918,204 and 30,087,804 shares	(525,108)	(420,817)
Retained earnings	706,149	594,450
Total stockholders’ equity	1,973,283	1,937,635
Total liabilities and stockholders’ equity	$ 14,756,041	$ 13,082,859